26. Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (loss) per share [absract]
Schedule of earnings (loss) per share

The Company's earnings (loss) per share was determined as follows:

	2020			2019			2018
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the fiscal year attributed to controlling shareholders	(1,377,078)	(4,611,050)	(5,988,128)	(27,269)	(90,004)	(117,273)	(254,828)	(830,565)	(1,085,393)

Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	273,967		2,863,683	270,053		2,863,683	266,676
Effect of dilution from stock options	-	-		-	-		-	-
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands)	2,863,683	273,967		2,863,683	270,053		2,863,683	266,676

In Brazilian Real (R$)
Basic loss per share	(0.481)	(16.831)		(0.010)	(0.333)		(0.089)	(3.115)
Diluted loss per share	(0.481)	(16.831)		(0.010)	(0.333)		(0.089)	(3.115)